Consolidated Portfolio of Investments – as of September 30, 2021 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 31.3% of Net Assets
	Aerospace & Defense – 0.3%
10,240	Howmet Aerospace, Inc.	$319,488
1,767	Lockheed Martin Corp.	609,792
456	Northrop Grumman Corp.	164,228

		1,093,508

	Air Freight & Logistics – 0.3%
4,960	C.H. Robinson Worldwide, Inc.	431,520
6,919	Expeditors International of Washington, Inc.	824,260

		1,255,780

	Auto Components – 0.1%
13,831	Gentex Corp.	456,146

	Automobiles – 0.1%
2,515	Ferrari NV	525,937

	Banks – 2.7%
26,013	Altabancorp	1,148,734
50,154	Atlantic Capital Bancshares, Inc.(a)	1,328,580
30,483	Bryn Mawr Bank Corp.	1,400,694
5,081	Citigroup, Inc.	356,585
77,398	First Midwest Bancorp, Inc.	1,471,336
98,409	Investors Bancorp, Inc.	1,486,960
85,705	People’s United Financial, Inc.	1,497,266
62,568	Sterling Bancorp	1,561,697
7,917	Westamerica BanCorp.	445,410

		10,697,262

	Beverages – 0.9%
602	Boston Beer Co., Inc. (The), Class A(a)	306,870
2,993	Brown-Forman Corp., Class B	200,561
5,969	Coca-Cola Co. (The)	313,193
17,282	Keurig Dr Pepper, Inc.	590,353
6,359	Monster Beverage Corp.(a)	564,870
7,527	PepsiCo, Inc.	1,132,136
36,969	Primo Water Corp.	581,153

		3,689,136

	Biotechnology – 0.4%
10,839	AbbVie, Inc.	1,169,203
6,177	Gilead Sciences, Inc.	431,463

		1,600,666

	Building Products – 0.2%
7,250	Masco Corp.	402,737
2,875	Masonite International Corp.(a)	305,124
6,578	Resideo Technologies, Inc.(a)	163,069

		870,930

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – 0.7%
8,405	Houlihan Lokey, Inc.	$774,100
1,511	Intercontinental Exchange, Inc.	173,493
24,434	Invesco Ltd.	589,104
7,987	Janus Henderson Group PLC	330,103
2,002	LPL Financial Holdings, Inc.	313,834
1,347	Morningstar, Inc.	348,913
916	Nasdaq, Inc.	176,806

		2,706,353

	Chemicals – 1.1%
58,002	Atotech Ltd.(a)	1,400,748
10,622	Corteva, Inc.	446,974
2,891	International Flavors & Fragrances, Inc.	386,584
1,412	Linde PLC	414,252
1,827	NewMarket Corp.	618,933
5,279	Olin Corp.	254,712
5,121	RPM International, Inc.	397,646
2,196	Sherwin-Williams Co. (The)	614,287

		4,534,136

	Commercial Services & Supplies – 0.4%
7,317	Copart, Inc.(a)	1,015,014
4,920	Republic Services, Inc.	590,695
1,138	Waste Management, Inc.	169,972

		1,775,681

	Communications Equipment – 0.4%
8,138	Cisco Systems, Inc.	442,951
30,195	Radware Ltd.(a)	1,018,176

		1,461,127

	Construction & Engineering – 0.1%
6,984	AECOM(a)	441,040

	Consumer Finance – 0.2%
2,405	Green Dot Corp., Class A(a)	121,044
5,393	Nelnet, Inc., Class A	427,341
20,591	SLM Corp.	362,402

		910,787

	Containers & Packaging – 0.2%
4,857	AptarGroup, Inc.	579,683
6,259	Silgan Holdings, Inc.	240,095

		819,778

	Distributors – 0.2%
3,646	Genuine Parts Co.	442,005
8,681	LKQ Corp.(a)	436,828

		878,833

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – 0.1%
6,931	Service Corp. International	$417,662

	Diversified Financial Services – 0.2%
2	Berkshire Hathaway, Inc., Class A(a)	822,758

	Diversified Telecommunication Services – 0.2%
5,347	AT&T, Inc.	144,422
11,272	Verizon Communications, Inc.	608,801

		753,223

	Electric Utilities – 0.7%
3,704	Alliant Energy Corp.	207,350
6,882	American Electric Power Co., Inc.	558,681
3,008	Avangrid, Inc.	146,189
2,148	Duke Energy Corp.	209,623
2,462	Eversource Energy	201,293
17,715	Exelon Corp.	856,343
1,494	IDACORP, Inc.	154,450
3,270	Southern Co. (The)	202,642
3,264	Xcel Energy, Inc.	204,000

		2,740,571

	Electrical Equipment – 0.1%
3,309	AMETEK, Inc.	410,349

	Electronic Equipment, Instruments & Components – 0.1%
2,950	Amphenol Corp., Class A	216,028
18,672	Flex Ltd.(a)	330,121

		546,149

	Energy Equipment & Services – 0.0%
8,154	Helix Energy Solutions Group, Inc.(a)	31,638

	Entertainment – 0.3%
2,974	Electronic Arts, Inc.	423,051
18,493	Lions Gate Entertainment Corp., Class A(a)	262,416
2,235	Walt Disney Co. (The)(a)	378,095

		1,063,562

	Food & Staples Retailing – 0.4%
1,095	Costco Wholesale Corp.	492,038
4,837	Sysco Corp.	379,705
8,281	U.S. Foods Holding Corp.(a)	287,019
2,532	Walmart, Inc.	352,910

		1,511,672

	Food Products – 1.4%
12,440	Cal-Maine Foods, Inc.	449,830
4,163	Campbell Soup Co.	174,055
14,942	Conagra Brands, Inc.	506,086
7,628	Flowers Foods, Inc.	180,250
3,074	General Mills, Inc.	183,887

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
9,896	Hain Celestial Group, Inc. (The)(a)	$423,351
964	Hershey Co. (The)	163,157
4,245	Hormel Foods Corp.	174,045
27,238	Hostess Brands, Inc.(a)	473,124
1,483	J.M. Smucker Co. (The)	178,005
2,808	Kellogg Co.	179,487
840	Lancaster Colony Corp.	141,800
2,099	McCormick & Co., Inc.	170,082
21,974	Mondelez International, Inc., Class A	1,278,447
16,674	Nomad Foods Ltd.(a)	459,535
4,095	Post Holdings, Inc.(a)	451,105
26,200	SunOpta, Inc.(a)	233,966

		5,820,212

	Gas Utilities – 0.1%
6,564	Atmos Energy Corp.	578,945

	Health Care Equipment & Supplies – 1.0%
7,554	Baxter International, Inc.	607,568
658	Becton Dickinson & Co.	161,749
831	Cooper Cos., Inc. (The)	343,461
3,415	Danaher Corp.	1,039,663
4,752	Medtronic PLC	595,663
5,883	Merit Medical Systems, Inc.(a)	422,399
2,026	Novocure Ltd.(a)	235,360
1,094	ResMed, Inc.	288,324
749	STERIS PLC	153,006

		3,847,193

	Health Care Providers & Services – 0.4%
2,287	Encompass Health Corp.	171,616
640	Laboratory Corp. of America Holdings(a)	180,122
7,763	MEDNAX, Inc.(a)	220,702
6,999	Quest Diagnostics, Inc.	1,017,025

		1,589,465

	Health Care Technology – 0.5%
23,057	Cerner Corp.	1,625,980
10,709	Evolent Health, Inc., Class A(a)	331,979

		1,957,959

	Hotels, Restaurants & Leisure – 0.9%
222	Chipotle Mexican Grill, Inc.(a)	403,489
1,185	Domino’s Pizza, Inc.	565,198
3,117	Hilton Worldwide Holdings, Inc.(a)	411,787
4,829	McDonald’s Corp.	1,164,320
2,743	Papa John’s International, Inc.	348,334
14,540	Wendy’s Co. (The)	315,227
3,376	Yum! Brands, Inc.	412,918

		3,621,273

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 0.3%
5,042	Garmin Ltd.	$783,829
16,904	Newell Brands, Inc.	374,255

		1,158,084

	Household Products – 0.5%
2,099	Church & Dwight Co., Inc.	173,314
2,265	Clorox Co. (The)	375,107
7,935	Colgate-Palmolive Co.	599,727
1,221	Kimberly-Clark Corp.	161,709
5,117	Procter & Gamble Co. (The)	715,357

		2,025,214

	Independent Power & Renewable Electricity Producers – 0.1%
5,383	NextEra Energy Partners LP	405,663

	Industrial Conglomerates – 0.4%
5,648	3M Co.	990,772
3,540	General Electric Co.	364,726
320	Roper Technologies, Inc.	142,762

		1,498,260

	Insurance – 1.2%
3,494	Aon PLC, Class A	998,480
1,246	Arthur J. Gallagher & Co.	185,218
19,728	Athene Holding Ltd., Class A(a)	1,358,667
3,109	Brown & Brown, Inc.	172,394
8,039	Marsh & McLennan Cos., Inc.	1,217,346
4,832	Progressive Corp. (The)	436,765
402	White Mountains Insurance Group Ltd.	429,983

		4,798,853

	Interactive Media & Services – 0.6%
471	Alphabet, Inc., Class A(a)	1,259,228
1,099	Facebook, Inc., Class A(a)	372,990
1,995	IAC/InterActiveCorp.(a)	259,929
6,650	Pinterest, Inc., Class A(a)	338,817
3,305	Snap, Inc., Class A(a)	244,140

		2,475,104

	Internet & Direct Marketing Retail – 0.4%
366	Amazon.com, Inc.(a)	1,202,325
4,965	Farfetch Ltd., Class A(a)	186,088
142	MercadoLibre, Inc.(a)	238,475

		1,626,888

	IT Services – 1.4%
1,282	Accenture PLC, Class A	410,138
11,232	Amdocs Ltd.	850,375
3,919	Broadridge Financial Solutions, Inc.	653,062
9,292	CSG Systems International, Inc.	447,874
6,137	Fiserv, Inc.(a)	665,865
83,563	GreenSky, Inc., Class A(a)	934,234

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
5,281	MAXIMUS, Inc.	$439,379
2,965	Paychex, Inc.	333,414
2,817	VeriSign, Inc.(a)	577,513
1,454	Visa, Inc., Class A	323,879
102	Wix.com Ltd.(a)	19,989

		5,655,722

	Leisure Products – 0.1%
8,502	Acushnet Holdings Corp.	397,043
2,159	Brunswick Corp.	205,688

		602,731

	Life Sciences Tools & Services – 0.4%
10,011	Agilent Technologies, Inc.	1,577,033

	Machinery – 0.6%
5,696	Graco, Inc.	398,549
669	IDEX Corp.	138,449
3,106	Illinois Tool Works, Inc.	641,793
28,125	Titan International, Inc.(a)	201,375
8,116	Toro Co. (The)	790,580
11,430	Trinity Industries, Inc.	310,553

		2,481,299

	Media – 0.7%
16,004	Altice USA, Inc., Class A(a)	331,603
476	Charter Communications, Inc., Class A(a)	346,318
20,377	Comcast Corp., Class A	1,139,686
4,862	Liberty Broadband Corp.(a)	818,518

		2,636,125

	Multi-Utilities – 0.4%
2,449	Ameren Corp.	198,369
3,341	CMS Energy Corp.	199,558
8,184	Consolidated Edison, Inc.	594,077
2,324	Dominion Energy, Inc.	169,699
2,707	Public Service Enterprise Group, Inc.	164,856
2,346	WEC Energy Group, Inc.	206,917

		1,533,476

	Multiline Retail – 0.3%
3,365	Dollar General Corp.	713,851
1,936	Target Corp.	442,899

		1,156,750

	Oil, Gas & Consumable Fuels – 0.9%
4,928	Cheniere Energy, Inc.(a)	481,318
18,563	Cimarex Energy Co.	1,618,693
16,868	Enviva Partners LP	912,390
10,183	New Fortress Energy, Inc.	282,578

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
263	Texas Pacific Land Corp.	$318,062

		3,613,041

	Personal Products – 0.1%
1,981	Estee Lauder Cos., Inc. (The), Class A	594,161

	Pharmaceuticals – 0.7%
9,871	Bristol-Myers Squibb Co.	584,067
10,115	Elanco Animal Health, Inc.(a)	322,567
3,661	Johnson & Johnson	591,251
2,445	Merck & Co., Inc.	183,644
13,669	Pfizer, Inc.	587,904
2,118	Zoetis, Inc.	411,189

		2,680,622

	Professional Services – 0.6%
14,467	Booz Allen Hamilton Holding Corp.	1,147,956
18,468	Nielsen Holdings PLC	354,401
5,399	Upwork, Inc.(a)	243,117
3,473	Verisk Analytics, Inc.	695,538

		2,441,012

	Real Estate Management & Development – 0.1%
3,895	CBRE Group, Inc., Class A(a)	379,217
945	Howard Hughes Corp. (The)(a)	82,981

		462,198

	REITs - Diversified – 0.1%
5,865	CyrusOne, Inc.	454,010

	REITs - Mortgage – 0.1%
25,009	AGNC Investment Corp.	394,392

	REITs - Office Property – 0.6%
1,088	Alexandria Real Estate Equities, Inc.	207,884
10,069	Easterly Government Properties, Inc.	208,026
33,677	Equity Commonwealth(a)	874,929
28,106	VEREIT, Inc.	1,271,234

		2,562,073

	REITs - Shopping Centers – 0.5%
18,023	NETSTREIT Corp.	426,244
108,678	Retail Properties of America, Inc., Class A	1,399,773

		1,826,017

	REITs - Storage – 0.1%
3,364	CubeSmart	162,986
555	Public Storage	164,890

		327,876

	REITs - Warehouse/Industrials – 0.1%
6,655	Terreno Realty Corp.	420,796

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 0.2%
22,710	Heartland Express, Inc.	$363,814
1,574	Union Pacific Corp.	308,520

		672,334

	Semiconductors & Semiconductor Equipment – 0.6%
1,391	Enphase Energy, Inc.(a)	208,608
7,282	Intel Corp.	387,985
1,715	ON Semiconductor Corp.(a)	78,496
1,080	SolarEdge Technologies, Inc.(a)	286,438
1,096	Texas Instruments, Inc.	210,662
7,765	Xilinx, Inc.	1,172,437

		2,344,626

	Software – 2.2%
13,217	ACI Worldwide, Inc.(a)	406,158
5,909	Black Knight, Inc.(a)	425,448
14,233	Box, Inc., Class A(a)	336,895
7,184	Check Point Software Technologies Ltd.(a)	812,079
5,212	CommVault Systems, Inc.(a)	392,516
8,451	Five9, Inc.(a)	1,349,963
1,083	Intuit, Inc.	584,289
2,761	Microsoft Corp.	778,381
7,001	NCR Corp.(a)	271,359
3,637	New Relic, Inc.(a)	261,028
16,303	NortonLifeLock, Inc.	412,466
7,054	Open Text Corp.	343,812
6,781	Oracle Corp.	590,829
3,023	Pegasystems, Inc.	384,223
2,691	PTC, Inc.(a)	322,355
571	ServiceNow, Inc.(a)	355,316
338	Tyler Technologies, Inc.(a)	155,024
6,954	Vonage Holdings Corp.(a)	112,098
2,072	Workiva, Inc.(a)	292,069
1,164	Zscaler, Inc.(a)	305,224

		8,891,532

	Specialty Retail – 0.6%
241	AutoZone, Inc.(a)	409,216
2,976	Best Buy Co., Inc.	314,593
1,877	Home Depot, Inc. (The)	616,144
1,899	Lowe’s Cos., Inc.	385,231
859	O’Reilly Automotive, Inc.(a)	524,900

		2,250,084

	Technology Hardware, Storage & Peripherals – 0.1%
4,134	Seagate Technology Holdings PLC	341,138

	Textiles, Apparel & Luxury Goods – 0.1%
3,335	NIKE, Inc., Class B	484,342

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – 0.8%
19,835	Columbia Financial, Inc.(a)	$366,948
27,921	Flagstar Bancorp, Inc.	1,417,828
73,549	Meridian Bancorp, Inc.	1,526,877

		3,311,653

	Tobacco – 0.1%
5,027	Philip Morris International, Inc.	476,509

	Trading Companies & Distributors – 0.3%
787	W.W. Grainger, Inc.	309,338
3,081	Watsco, Inc.	815,294

		1,124,632

	Water Utilities – 0.0%
972	American Water Works Co., Inc.	164,307

	Wireless Telecommunication Services – 0.3%
10,546	T-Mobile US, Inc.(a)	1,347,357

	Total Common Stocks (Identified Cost $117,019,932)	126,245,645

Closed-End Investment Companies – 0.3%
76,458	Golub Capital BDC, Inc. (Identified Cost $1,116,808)	1,208,801

Principal Amount
Short-Term Investments – 53.3%
	Certificates of Deposit – 32.0%
$ 19,000,000	Sumitomo Mitsui Trust (NY), 0.060%, 10/06/2021	18,999,937
15,000,000	DNB Nor Bank ASA (NY), 0.050%, 10/07/2021	15,000,000
6,000,000	Nordea Bank ABP (NY), 0.090%, 10/14/2021	6,000,039
10,000,000	Nordea Bank ABP (NY), 0.150%, 11/08/2021(b)	10,000,758
16,000,000	Skandinaviska Enskilda Banken (NY), 0.110%, 11/17/2021	16,000,725
15,000,000	Sumitomo Mitsui Banking Corp. (NY), 0.120%, 1/18/2022(b)	14,999,541
10,000,000	Canadian Imperial Bank of Commerce (NY), 0.210%, 1/26/2022(b)	10,003,273
10,000,000	Cooperatieve Rabobank U.A., 0.120%, 2/15/2022	10,000,152
3,000,000	Cooperatieve Rabobank U.A., 0.120%, 2/15/2022	3,000,046
15,000,000	Toronto-Dominion Bank (NY), 0.140%, 2/17/2022(b)	15,001,748
5,000,000	Bank of Nova Scotia (NY), 0.220%, 4/14/2022(b)	5,002,254

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 5,000,000	Bank of Montreal (IL), 0.200%, 6/23/2022	$5,001,140

		129,009,613

	Treasuries – 1.3%
4,500,000	U.S. Treasury Bills, 0.040%-0.045%, 10/07/2021(c)(d)(e)(f)	4,499,972
1,000,000	U.S. Treasury Bills, 0.045%, 11/04/2021(c)(d)(f)	999,929

		5,499,901

	Repurchase Agreements – 20.0%
80,614,969	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $ 80,614,969 on 10/01/2021 collateralized by $76,499,000 U.S. Treasury Note, 1.625% due 12/15/2022 valued at $78,237,033; $3,564,400 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2031 valued at $3,990,391 including accrued interest(f)(g)	80,614,969

	Total Short-Term Investments (Identified Cost $215,114,895)	215,124,483

	Total Investments – 84.9% (Identified Cost $333,251,635)	342,578,929
	Other assets less liabilities – 15.1%	60,995,028

	Net Assets – 100.0%	$403,573,957

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2021, the value of the Fund’s investment in the Subsidiary was $9,869,070, representing 2.45% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2021, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$50,582,110	$778,439	0.19%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

(g)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
SLM	Sallie Mae
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts. At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/15/2021	CHF	B	36,000,000	$39,407,151	$38,699,362	$(707,789)
UBS AG	12/15/2021	CHF	S	14,250,000	15,399,249	15,318,497	80,752
UBS AG	12/15/2021	CHF	S	11,375,000	12,223,649	12,227,923	(4,274)
UBS AG	12/15/2021	NOK	B	132,000,000	15,217,980	15,091,030	(126,950)
UBS AG	12/15/2021	NOK	S	36,000,000	4,144,632	4,115,735	28,897
UBS AG	12/15/2021	NOK	S	6,000,000	685,239	685,956	(717)
UBS AG	12/15/2021	NZD	B	3,900,000	2,677,806	2,690,889	13,083
UBS AG	12/15/2021	NZD	B	22,500,000	15,949,543	15,524,360	(425,183)
UBS AG	12/15/2021	NZD	S	80,100,000	56,929,854	55,266,725	1,663,129
UBS AG	12/15/2021	PLN	S	3,500,000	918,672	879,796	38,876
UBS AG	12/15/2021	SEK	B	200,000,000	23,383,548	22,860,559	(522,989)
UBS AG	12/15/2021	SEK	S	170,000,000	19,641,466	19,431,475	209,991
UBS AG	12/15/2021	SGD	S	2,750,000	2,019,572	2,025,023	(5,451)
UBS AG	12/15/2021	ZAR	B	9,000,000	620,111	591,813	(28,298)
UBS AG	12/15/2021	ZAR	S	9,000,000	596,734	591,813	4,921
UBS AG	12/15/2021	ZAR	S	7,000,000	458,188	460,298	(2,110)

Total							$215,888

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2021, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	12/15/2021	384	$40,087,011	$39,274,582	$(812,429)
2 Year U.S. Treasury Note	12/31/2021	941	207,186,592	207,071,461	(115,131)
3 Year Australia Government Bond	12/15/2021	156	13,157,319	13,131,904	(25,415)
5 Year U.S. Treasury Note	12/31/2021	263	32,503,422	32,281,196	(222,226)
AEX-Index®	10/15/2021	10	1,830,193	1,784,623	(45,570)
ASX SPI 200™	12/16/2021	10	1,336,047	1,318,118	(17,929)
Australian Dollar	12/13/2021	389	28,448,660	28,140,260	(308,400)
Brazilian Real	10/29/2021	66	1,229,905	1,206,480	(23,425)
British Pound	12/13/2021	205	17,739,275	17,264,844	(474,431)
CAC 40®	10/15/2021	20	1,529,705	1,510,025	(19,680)
Canadian Dollar	12/14/2021	563	44,407,405	44,471,370	63,965
DAX	12/17/2021	24	10,878,093	10,625,312	(252,781)
E-mini NASDAQ 100	12/17/2021	5	1,555,141	1,468,250	(86,891)
E-mini Russell 2000	12/17/2021	1,099	123,367,760	120,933,960	(2,433,800)
E-mini S&P MidCap 400®	12/17/2021	4	1,084,620	1,053,280	(31,340)
Euribor	3/14/2022	49	14,262,864	14,262,864	—
Euro Schatz	12/08/2021	97	12,616,898	12,607,347	(9,551)
EURO STOXX 50®	12/17/2021	97	4,660,409	4,548,330	(112,079)
Euro-BTP	12/08/2021	341	60,715,756	60,019,842	(695,914)
Euro-Buxl® 30 Year Bond	12/08/2021	7	1,707,709	1,648,772	(58,937)
Euro-OAT	12/08/2021	62	12,049,225	11,918,146	(131,079)
Eurodollar	3/14/2022	32	7,988,000	7,988,400	400
FTSE 100 Index	12/17/2021	150	14,210,882	14,296,253	85,371
FTSE MIB	12/17/2021	7	1,039,625	1,028,679	(10,946)
FTSE Taiwan Index	10/28/2021	16	970,210	946,560	(23,650)
FTSE/JSE Top 40 Index	12/15/2021	26	1,012,265	1,004,536	(7,729)
German Euro BOBL	12/08/2021	50	7,866,644	7,814,808	(51,836)
German Euro Bund	12/08/2021	267	53,051,835	52,521,832	(530,003)
Hang Seng Index®	10/28/2021	20	3,125,381	3,150,302	24,921
IBEX 35	10/15/2021	10	1,019,684	1,021,248	1,564
Indian Rupee	10/27/2021	211	5,719,788	5,664,928	(54,860)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/17/2021	14	$1,661,538	$1,586,900	$(74,638)
MSCI Emerging Markets Index	12/17/2021	158	10,405,590	9,840,240	(565,350)
MSCI Singapore	10/28/2021	50	1,314,166	1,301,738	(12,428)
Nikkei 225™	12/09/2021	4	1,033,739	1,058,807	25,068
OMXS30®	10/15/2021	63	1,677,599	1,621,525	(56,074)
S&P/TSX 60 Index	12/16/2021	9	1,749,034	1,699,811	(49,223)
Short-Term Euro-BTP	12/08/2021	50	6,594,486	6,585,798	(8,688)
TOPIX	12/09/2021	33	5,914,322	6,020,621	106,299
U.S. Dollar Index	12/13/2021	245	22,543,690	23,088,800	545,110

Total					$(6,469,735)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/15/2021	135	$8,735,167	$9,643,219	$908,052
Brent Crude Oil	10/29/2021	182	12,939,390	14,252,420	1,313,030
Copper LME	12/15/2021	107	25,483,006	23,904,469	(1,578,537)
Corn	12/14/2021	251	6,560,800	6,736,212	175,412
Gasoline	11/30/2021	22	1,958,644	1,992,236	33,592
Gold	12/29/2021	46	8,094,120	8,082,200	(11,920)
Live Cattle	12/31/2021	86	4,371,680	4,324,940	(46,740)
Low Sulfur Gasoil	11/11/2021	62	3,940,375	4,188,100	247,725
Nickel LME	12/15/2021	58	6,791,876	6,241,902	(549,974)
Silver	12/29/2021	31	3,660,300	3,417,285	(243,015)
Soybean	11/12/2021	28	1,794,337	1,758,400	(35,937)
Soybean Oil	12/14/2021	147	5,080,848	5,176,458	95,610
WTI Crude Oil	11/19/2021	64	4,796,840	4,780,800	(16,040)
Zinc LME	12/15/2021	157	11,944,790	11,723,975	(220,815)

Total					$70,443

At September 30, 2021, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	12/20/2021	336	$38,574,814	$37,974,419	$600,395
10 Year U.S. Treasury Note	12/21/2021	524	69,859,422	68,963,313	896,109
3-month SONIA Index	6/14/2022	26	8,726,134	8,725,696	438
30 Year U.S. Treasury Bond	12/21/2021	116	18,937,398	18,469,375	468,023
E-mini S&P 500®	12/17/2021	62	13,637,810	13,323,025	314,785
Euro	12/13/2021	10	1,465,188	1,450,000	15,188
Japanese Yen	12/13/2021	145	16,437,356	16,278,062	159,294
Mexican Peso	12/13/2021	497	12,342,065	11,925,515	416,550
UK Long Gilt	12/29/2021	251	43,240,807	42,325,410	915,397

Total					$3,786,179

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/15/2021	37	$2,676,325	$2,642,956	$33,369
Cocoa	12/15/2021	106	2,722,750	2,811,120	(88,370)
Coffee	12/20/2021	9	600,487	654,750	(54,263)
Copper	12/29/2021	25	2,593,025	2,555,625	37,400
Copper LME	12/15/2021	47	11,018,230	10,500,094	518,136
Cotton	12/08/2021	45	2,046,840	2,380,500	(333,660)
Natural Gas	10/27/2021	23	1,161,800	1,349,410	(187,610)
New York Harbor ULSD	10/29/2021	70	6,378,007	6,875,190	(497,183)
Nickel LME	12/15/2021	33	3,834,762	3,551,427	283,335
Soybean Meal	12/14/2021	284	9,948,070	9,335,080	612,990
Sugar	2/28/2022	123	2,830,688	2,802,038	28,650
Wheat	12/14/2021	105	3,852,837	3,808,875	43,962
Zinc LME	12/15/2021	160	12,110,101	11,948,000	162,101

Total					$558,857

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At September 30, 2021, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2022	$(133,170,715)	$—	$(133,170,715)	(33.0%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.83% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2021:

Common Stocks – Short	Shares	Value	% of Basket Value
Aerospace & Defense
Boeing Co. (The)	(2,463)	$(541,712)	(0.4%)
Hexcel Corp.	(5,981)	(355,212)	(0.3%)
Huntington Ingalls Industries, Inc.	(2,751)	(531,108)	(0.4%)
Maxar Technologies, Inc.	(28,606)	(810,122)	(0.6%)
Spirit AeroSystems Holdings, Inc., Class A	(12,925)	(571,156)	(0.4%)
Triumph Group, Inc.	(8,164)	(152,095)	(0.1%)

		(2,961,405)
Airlines
Copa Holdings S.A., Class A	(4,820)	(392,252)	(0.3%)
Delta Air Lines, Inc.	(16,815)	(716,487)	(0.5%)
JetBlue Airways Corp.	(48,231)	(737,452)	(0.6%)
United Airlines Holdings, Inc.	(18,419)	(876,192)	(0.7%)

		(2,722,383)
Auto Components
American Axle & Manufacturing Holdings, Inc.	(22,141)	(195,062)	(0.1%)
Patrick Industries, Inc.	(2,006)	(167,100)	(0.1%)

		(362,162)
Automobiles
Harley-Davidson, Inc.	(11,971)	(438,258)	(0.3%)

Banks
Berkshire Hills Bancorp, Inc.	(15,350)	(414,143)	(0.3%)
Citizens Financial Group, Inc.	(29,227)	(1,373,084)	(1.0%)
Dime Community Bancshares, Inc.	(11,353)	(370,789)	(0.3%)
Glacier Bancorp, Inc.	(21,008)	(1,162,793)	(0.9%)
Independent Bank Corp.	(20,128)	(1,532,747)	(1.2%)
M & T Bank Corp.	(10,152)	(1,516,100)	(1.1%)
Old National Bancorp	(87,738)	(1,487,159)	(1.1%)
Pacific Premier Bancorp, Inc.	(16,206)	(671,577)	(0.5%)
South State Corp.	(24,883)	(1,858,014)	(1.4%)
Webster Financial Corp.	(28,968)	(1,577,597)	(1.2%)
Wells Fargo & Co.	(11,067)	(513,619)	(0.4%)

		(12,477,622)
Biotechnology
Allogene Therapeutics, Inc.	(12,644)	(324,951)	(0.2%)
Arena Pharmaceuticals, Inc.	(4,772)	(284,173)	(0.2%)
Biogen, Inc.	(1,296)	(366,755)	(0.3%)
Emergent BioSolutions, Inc.	(7,614)	(381,233)	(0.3%)
Exelixis, Inc.	(27,318)	(577,502)	(0.4%)
Insmed, Inc.	(27,652)	(761,536)	(0.6%)
Iovance Biotherapeutics, Inc.	(19,998)	(493,151)	(0.4%)
TG Therapeutics, Inc.	(46,336)	(1,542,062)	(1.2%)

		(4,731,363)

Common Stocks – Short	Shares	Value	% of Basket Value
Building Products
JELD-WEN Holding, Inc.	(63,030)	(1,577,641)	(1.2%)

Capital Markets
Ameriprise Financial, Inc.	(2,315)	(611,438)	(0.5%)
Apollo Global Management, Inc.	(22,667)	(1,396,061)	(1.0%)
AssetMark Financial Holdings, Inc.	(24,475)	(608,693)	(0.5%)
Focus Financial Partners, Inc., Class A	(5,540)	(290,130)	(0.2%)
Goldman Sachs Group, Inc. (The)	(2,506)	(947,343)	(0.7%)

		(3,853,665)
Chemicals
Albemarle Corp.	(2,070)	(453,268)	(0.3%)
Chemours Co. (The)	(28,150)	(818,039)	(0.6%)
Livent Corp.	(11,158)	(257,861)	(0.2%)
Mosaic Co. (The)	(12,378)	(442,142)	(0.3%)
Tronox Holdings PLC, Class A	(11,341)	(279,556)	(0.2%)

		(2,250,866)
Commercial Services & Supplies
Deluxe Corp.	(16,298)	(584,935)	(0.4%)

Communications Equipment
ViaSat, Inc.	(10,833)	(596,573)	(0.4%)

Consumer Finance
LendingClub Corp.	(13,203)	(372,853)	(0.3%)

Diversified Consumer Services
2U, Inc.	(19,685)	(660,826)	(0.5%)
Strategic Education, Inc.	(7,872)	(554,976)	(0.4%)

		(1,215,802)
Electric Utilities
PG&E Corp.	(54,397)	(522,211)	(0.4%)

Electrical Equipment
Bloom Energy Corp., Class A	(52,486)	(982,538)	(0.7%)
GrafTech International Ltd.	(33,061)	(341,189)	(0.3%)
Plug Power, Inc.	(11,946)	(305,101)	(0.2%)
Sunrun, Inc.	(13,036)	(573,584)	(0.4%)

		(2,202,412)
Energy Equipment & Services
Helmerich & Payne, Inc.	(15,795)	(432,941)	(0.3%)
NOV, Inc.	(26,923)	(352,960)	(0.3%)
Patterson-UTI Energy, Inc.	(33,680)	(303,120)	(0.2%)
Schlumberger Ltd.	(25,623)	(759,466)	(0.6%)
TechnipFMC PLC	(216,438)	(1,629,778)	(1.2%)

		(3,478,265)
Entertainment
Cinemark Holdings, Inc.	(16,104)	(309,358)	(0.2%)
Madison Square Garden Entertainment Corp.	(3,399)	(247,005)	(0.2%)
Spotify Technology S.A.	(1,593)	(358,967)	(0.3%)

		(915,330)

Common Stocks – Short	Shares	Value	% of Basket Value
Equity Real Estate Investment Trusts
Acadia Realty Trust	(56,970)	(1,162,758)	(0.9%)
Apple Hospitality REIT, Inc.	(42,185)	(663,570)	(0.5%)
Boston Properties, Inc.	(4,829)	(523,222)	(0.4%)
DiamondRock Hospitality Co.	(29,317)	(277,046)	(0.2%)
Digitalbridge Group, Inc.	(104,998)	(633,138)	(0.5%)
Douglas Emmett, Inc.	(16,841)	(532,344)	(0.4%)
Host Hotels & Resorts, Inc.	(38,495)	(628,623)	(0.5%)
Kilroy Realty Corp.	(8,777)	(581,125)	(0.4%)
Kite Realty Group Trust	(69,302)	(1,410,989)	(1.1%)
Park Hotels & Resorts, Inc.	(33,341)	(638,147)	(0.5%)
Pebblebrook Hotel Trust	(29,019)	(650,316)	(0.5%)
Piedmont Office Realty Trust, Inc., Class A	(26,001)	(453,198)	(0.3%)
Realty Income Corp.	(19,891)	(1,290,130)	(1.0%)
RLJ Lodging Trust	(39,686)	(589,734)	(0.4%)
Service Properties Trust	(57,415)	(643,622)	(0.5%)
Sunstone Hotel Investors, Inc.	(52,095)	(622,014)	(0.5%)
Vornado Realty Trust	(13,609)	(571,714)	(0.4%)
Welltower, Inc.	(6,123)	(504,535)	(0.4%)
Xenia Hotels & Resorts, Inc.	(36,966)	(655,777)	(0.5%)

		(13,032,002)
Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(11,026)	(518,773)	(0.4%)

Food Products
Darling Ingredients, Inc.	(3,860)	(277,534)	(0.2%)
Pilgrim’s Pride Corp.	(23,568)	(685,357)	(0.5%)
Tyson Foods, Inc., Class A	(7,757)	(612,338)	(0.5%)

		(1,575,229)
Health Care Equipment & Supplies
Align Technology, Inc.	(1,268)	(843,765)	(0.6%)
NuVasive, Inc.	(9,169)	(548,765)	(0.4%)
Penumbra, Inc.	(1,967)	(524,205)	(0.4%)
Tandem Diabetes Care, Inc.	(4,855)	(579,590)	(0.4%)

		(2,496,325)
Health Care Providers & Services
1Life Healthcare, Inc.	(25,376)	(513,864)	(0.4%)
Accolade, Inc.	(14,398)	(607,164)	(0.5%)
Centene Corp.	(8,924)	(556,054)	(0.4%)
National Research Corp.	(6,541)	(275,834)	(0.2%)
Oak Street Health, Inc.	(12,859)	(546,893)	(0.4%)
Tenet Healthcare Corp.	(7,141)	(474,448)	(0.4%)

		(2,974,257)
Hotels, Restaurants & Leisure
Carnival Corp.	(11,777)	(294,543)	(0.2%)
Everi Holdings, Inc.	(6,009)	(145,298)	(0.1%)
Golden Entertainment, Inc.	(15,328)	(752,451)	(0.6%)
Hyatt Hotels Corp., Class A	(8,529)	(657,586)	(0.5%)
Las Vegas Sands Corp.	(9,430)	(345,138)	(0.3%)
MGM Resorts International	(2,695)	(116,289)	(0.1%)

Common Stocks – Short	Shares	Value	% of Basket Value
Hotels, Restaurants & Leisure – continued
Norwegian Cruise Line Holdings Ltd.	(10,993)	(293,623)	(0.2%)
RCI Hospitality Holdings, Inc.	(3,257)	(223,137)	(0.2%)
Royal Caribbean Cruises Ltd.	(15,404)	(1,370,186)	(1.0%)
Wynn Resorts Ltd.	(3,187)	(270,098)	(0.2%)

		(4,468,349)
Household Durables
Hovnanian Enterprises, Inc., Class A	(10,658)	(1,027,325)	(0.8%)
Lennar Corp., Class A	(1,782)	(166,938)	(0.1%)
Meritage Homes Corp.	(5,477)	(531,269)	(0.4%)
Taylor Morrison Home Corp.	(18,476)	(476,311)	(0.4%)

		(2,201,843)
Independent Power & Renewable Electricity Producers
Brookfield Renewable Corp., Class A	(15,839)	(614,712)	(0.5%)
Ormat Technologies, Inc.	(7,054)	(469,867)	(0.4%)
Sunnova Energy International, Inc.	(11,268)	(371,168)	(0.3%)
Vistra Corp.	(26,403)	(451,491)	(0.3%)

		(1,907,238)
Insurance
Arch Captial Group Ltd.	(13,853)	(528,907)	(0.4%)
Argo Group International Holdings Ltd.	(9,840)	(513,845)	(0.4%)
Brighthouse Financial, Inc.	(14,845)	(671,439)	(0.5%)
RenaissanceRe Holdings Ltd.	(3,549)	(494,731)	(0.4%)

		(2,208,922)
Interactive Media & Entertainment
TripAdvisor, Inc.	(17,689)	(598,773)	(0.4%)
Twitter, Inc.	(2,146)	(129,597)	(0.1%)

		(728,370)
Internet & Direct Marketing Retail
Expedia Group, Inc.	(6,237)	(1,022,244)	(0.8%)
Overstock.com, Inc.	(12,903)	(1,005,402)	(0.8%)
Wayfair, Inc., Class A	(3,267)	(834,751)	(0.6%)

		(2,862,397)
IT Services
Sabre Corp.	(50,450)	(597,328)	(0.4%)
SolarWinds Corp.	(50,650)	(847,374)	(0.6%)
Stoneco Ltd., Class A	(14,355)	(498,406)	(0.4%)
Twilio, Inc., Class A	(723)	(230,673)	(0.2%)

		(2,173,781)

Common Stocks – Short	Shares	Value	% of Basket Value
Leisure Products
Mattel, Inc.	(48,438)	(899,009)	(0.7%)

Life Sciences Tools & Services
Adaptive Biotechnologies Corp.	(14,307)	(486,295)	(0.4%)

Marine
Kirby Corp.	(11,125)	(533,555)	(0.4%)

Media
Cardlytics, Inc.	(6,659)	(558,956)	(0.4%)
Fox Corp., Class A	(24,354)	(976,839)	(0.7%)
Magnite, Inc.	(29,696)	(831,488)	(0.6%)

		(2,367,283)
Metals & Mining
Barrick Gold Corp.	(51,858)	(936,037)	(0.7%)
Carpenter Technology Corp.	(22,629)	(740,873)	(0.6%)
Century Aluminum Co.	(17,975)	(241,764)	(0.2%)
Cleveland-Cliffs, Inc.	(9,867)	(195,465)	(0.1%)
Constellium SE	(11,730)	(220,289)	(0.2%)
Hecla Mining Co.	(64,577)	(355,174)	(0.3%)
Kinross Gold Corp.	(65,605)	(351,643)	(0.3%)
Newmont Corp.	(112)	(6,082)	(0.0%)
Pan American Silver Corp.	(22,919)	(533,325)	(0.4%)

		(3,580,652)
Mortgage Real Estate Investment Trusts (REITs)
Biohaven Pharmaceutical Holding Co. Ltd.	(4,052)	(562,863)	(0.4%)
Brightspire Capital, Inc.	(38,160)	(358,323)	(0.3%)

		(921,186)
Multi-Utilities
NiSource, Inc.	(19,936)	(483,049)	(0.4%)

Multiline Retail
Kohl’s Corp.	(8,875)	(417,924)	(0.3%)
Nordstrom, Inc.	(23,234)	(614,539)	(0.5%)
Ollie’s Bargain Outlet Holdings, Inc.	(7,735)	(466,266)	(0.4%)

		(1,498,729)
Oil, Gas & Consumable Fuels
APA Corp.	(12,942)	(277,347)	(0.2%)
Cabot Oil & Gas Corp.	(74,525)	(1,621,664)	(1.2%)
Continental Resources, Inc.	(8,525)	(393,429)	(0.3%)
CVR Energy, Inc.	(10,538)	(175,563)	(0.1%)
Devon Energy Corp.	(8,837)	(313,802)	(0.2%)
Energy Transfer LP	(96,312)	(922,669)	(0.7%)
EOG Resources, Inc.	(4,903)	(393,564)	(0.3%)
EQT Corp.	(45,820)	(937,477)	(0.7%)
Equitrans Midstream Corp.	(52,379)	(531,123)	(0.4%)
Exxon Mobil Corp	(10,101)	(594,141)	(0.4%)
HollyFrontier Corp.	(26,168)	(866,946)	(0.7%)
Kinder Morgan, Inc.	(33,297)	(557,059)	(0.4%)

Common Stocks – Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels – continued
Kosmos Energy Ltd.	(120,833)	(357,666)	(0.3%)
Marathon Oil Corp.	(76,740)	(1,049,036)	(0.8%)
Marathon Petroleum Corp.	(3,193)	(197,359)	(0.1%)
Matador Resources Co.	(4,953)	(188,412)	(0.1%)
Murphy Oil Corp.	(11,603)	(289,727)	(0.2%)
Occidental Petroleum Corp.	(16,527)	(488,868)	(0.4%)
Phillips 66	(18,850)	(1,320,065)	(1.0%)
Pioneer Natural Resources Co.	(2,327)	(387,469)	(0.3%)
Plains All American Pipeline LP	(82,263)	(836,615)	(0.6%)
Valero Energy Corp.	(20,214)	(1,426,502)	(1.1%)

		(14,126,503)
Personal Products
Coty, Inc., Class A	(60,685)	(476,984)	(0.4%)
Herbalife Nutrition Ltd.	(17,611)	(746,354)	(0.6%)

		(1,223,338)
Pharmaceuticals
Perrigo Co.	(12,480)	(590,678)	(0.4%)

Professional Services
CACI International, Inc., Class A	(2,131)	(558,535)	(0.4%)
Huron Consulting Group, Inc.	(9,992)	(519,584)	(0.4%)
TriNet Group, Inc.	(5,926)	(560,481)	(0.4%)

		(1,638,600)
Real Estate Management & Development
Realogy Holdings Corp.	(11,045)	(193,729)	(0.1%)

Road & Rail
Lyft, Inc., Class A	(12,918)	(692,276)	(0.5%)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(13,382)	(1,377,008)	(1.0%)
Applied Materials, Inc.	(5,132)	(660,642)	(0.5%)
Cree, Inc.	(2,798)	(225,883)	(0.2%)
Ichor Holdings Ltd.	(13,233)	(543,744)	(0.4%)
Lam Research Corp.	(329)	(187,250)	(0.1%)
MKS Instruments, Inc.	(5,040)	(760,587)	(0.6%)
Monolithic Power Systems, Inc.	(2,009)	(973,722)	(0.7%)
NVIDIA Corp.	(4,649)	(963,087)	(0.7%)
Ultra Clean Holdings, Inc.	(3,815)	(162,519)	(0.1%)
Veeco Instruments, Inc.	(48,329)	(1,073,387)	(0.8%)

		(6,927,829)
Software
Blackbaud, Inc.	(15,760)	(1,108,716)	(0.8%)
Ceridian HCM Holding, Inc.	(8,053)	(906,929)	(0.7%)
Digital Turbine, Inc.	(5,658)	(388,987)	(0.3%)
Paycom Software, Inc.	(1,853)	(918,625)	(0.7%)
PROS Holdings, Inc.	(14,271)	(506,335)	(0.4%)
Verint Systems, Inc.	(11,478)	(514,100)	(0.4%)

Common Stocks – Short	Shares	Value	% of Basket Value
Software – continued
Zoom Video Communications, Inc., Class A	(4,676)	(1,222,774)	(0.9%)

		(5,566,466)
Specialty Retail
Carvana Co.	(2,060)	(621,172)	(0.5%)
Conn’s, Inc.	(7,081)	(161,659)	(0.1%)
Designer Brands, Inc., Class A	(37,637)	(524,283)	(0.4%)
Gap, Inc. (The)	(33,439)	(759,065)	(0.6%)
Guess?, Inc.	(27,264)	(572,817)	(0.4%)
Monro, Inc.	(10,025)	(576,538)	(0.4%)
Party City Holdings, Inc.	(22,920)	(162,732)	(0.1%)
RH	(578)	(385,474)	(0.3%)
Vroom, Inc.	(17,951)	(396,179)	(0.3%)
Williams-Sonoma, Inc.	(3,281)	(581,820)	(0.4%)

		(4,741,739)
Technology Hardware, Storage & Peripherals
Western Digital Corp.	(10,419)	(588,049)	(0.4%)
Xerox Holdings Corp.	(14,260)	(287,624)	(0.2%)

		(875,673)
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	(27,389)	(469,995)	(0.4%)
Lululemon Athletica, Inc.	(2,305)	(932,833)	(0.7%)
PVH Corp.	(9,130)	(938,473)	(0.7%)
Ralph Lauren Corp.	(8,023)	(890,874)	(0.7%)

		(3,232,175)
Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	(154,867)	(1,993,138)	(1.5%)
WSFS Financial Corp.	(27,798)	(1,426,316)	(1.0%)

		(3,419,454)
Trading Companies & Distributors
Veritiv Corp.	(2,550)	(228,378)	(0.2%)

Wireless Telecommunication Services
Millicom International Cellular S.A.	(14,741)	(532,887)	(0.4%)

Total Common Stocks - Short		$(133,170,715)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$126,245,645	$—	$—	$126,245,645
Closed-End Investment Companies	1,208,801	—	—	1,208,801
Short-Term Investments*	—	215,124,483	—	215,124,483
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,039,649	—	2,039,649
Futures Contracts (unrealized appreciation)	8,889,018	243,223	—	9,132,241

Total	$136,343,464	$217,407,355	$—	$353,750,819

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,823,761)	—	(1,823,761)
Futures Contracts (unrealized depreciation)	(10,651,281)	(535,216)	—	(11,186,497)

Total	$(10,651,281)	$(2,358,977)	$—	$(13,010,258)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the period ended September 30, 2021, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. equity market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2021:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$2,039,649	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$2,880,762
Foreign exchange contracts	—	1,200,107
Commodity contracts	—	4,493,364
Equity contracts	—	558,008

Total exchange-traded asset derivatives	$—	$9,132,241

Total asset derivatives	$2,039,649	$9,132,241

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,823,761)	$—	$—
Equity Contracts	—	—	(133,170,715)

Total over-the-counter liability derivatives	$(1,823,761)	$—	$(133,170,715)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(2,661,209)	$—
Foreign exchange contracts	—	(861,116)	—
Commodity contracts	—	(3,864,064)	—
Equity contracts	—	(3,800,108)	—

Total exchange-traded liability derivatives	$—	$(11,186,497)	$—

Total liability derivatives	$(1,823,761)	$(11,186,497)	$(133,170,715)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2021, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2021:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$2,039,649	$215,888
Collateral pledged to UBS AG	2,393,013	2,393,013
Collateral pledged to Morgan Stanley	35,148,425	35,148,425

Total over-the-counter counterparty credit risk	39,581,087	37,757,326

Exchange-traded counterparty credit risk
Futures contracts	9,132,241	9,132,241
Margin with brokers	32,480,889	32,480,889

Total exchange-traded counterparty credit risk	41,613,130	41,613,130

Total counterparty credit risk	$81,194,217	$79,370,456

Investment Summary at September 30, 2021 (Unaudited)

Certificates of Deposit	32.0%
Common Stocks	31.3
Repurchase Agreements	20.0
Other Investments, less than 2% each	1.6

Total Investments	84.9
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	15.1

Net Assets	100.0%